Shareholder Report, Average Annual Return (Details) 192145_Brown Advisory - WMC Japan Equity Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	21 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	25.98%	19.83%
TOPIX Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPIX Index
Average Annual Return, Percent	26.88%	19.84%